Loans Receivable, Net (Financing Receivable Credit Quality Indicators) (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Credit Quality Indicator [Line Items]
Total	$ 500,352,711	$ 468,520,411
Residential Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Total	78,907,159	86,404,304
Consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Total	55,335,425	56,331,013
Commercial Business
Financing Receivable, Credit Quality Indicator [Line Items]
Total	19,704,862	22,234,189
Commercial Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Total	299,299,647	303,550,905
Pass [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Total	392,482,609	367,920,287
Pass [Member] | Residential Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Total	65,437,564	76,674,539
Pass [Member] | Consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Total	42,926,887	44,294,400
Pass [Member] | Commercial Business
Financing Receivable, Credit Quality Indicator [Line Items]
Total	15,315,677	16,140,592
Pass [Member] | Commercial Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Total	221,696,863	230,810,756
Caution [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Total	80,695,291	75,741,228
Caution [Member] | Residential Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Total	9,675,300	4,612,182
Caution [Member] | Consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Total	10,525,814	9,617,301
Caution [Member] | Commercial Business
Financing Receivable, Credit Quality Indicator [Line Items]
Total	3,851,517	5,486,393
Caution [Member] | Commercial Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Total	56,642,660	56,025,352
Special Mention [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Total	18,348,955	16,366,527
Special Mention [Member] | Residential Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Total	799,446	1,155,802
Special Mention [Member] | Consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Total	891,107	624,248
Special Mention [Member] | Commercial Business
Financing Receivable, Credit Quality Indicator [Line Items]
Total	309,100	301,462
Special Mention [Member] | Commercial Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Total	16,349,302	14,285,015
Substandard [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Total	8,825,856	8,492,369
Substandard [Member] | Residential Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Total	2,994,849	3,961,781
Substandard [Member] | Consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Total	991,617	1,795,064
Substandard [Member] | Commercial Business
Financing Receivable, Credit Quality Indicator [Line Items]
Total	228,568	305,742
Substandard [Member] | Commercial Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Total	$ 4,610,822	$ 2,429,782